INCOME TAXES - Schedule Of Income Tax Rates (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Statutory income tax rate	26.00%	26.00%
Change in tax rates and new legislation	12.00%	(2.00%)
International operations subject to different tax rates	52.00%	(7.00%)
Taxable income attributable to non-controlling interests	(31.00%)	(4.00%)
Portion of gains subject to different tax rates	(10.00%)	(1.00%)
Recognition of deferred tax assets	(10.00%)	(9.00%)
Non-recognition of the benefit of current year’s tax losses	8.00%	4.00%
Other	7.00%	1.00%
Effective income tax rate	54.00%	8.00%